UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        	  Landis Associates LLC
                    Michael Landis Hershey, President
Address:            415 McFarlan Rd.  Suite 213
                    Kennett Square, PA  19348

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey,Kennett Square,PA.
                                        1/3/03
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President







UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE

REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 78
FORM 13F INFORMATION TABLE VALUE TOTAL:      $78,321


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name








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                                                        LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                          December 31, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

A.C. Moore Arts & Crafts Inc.  COM              00086T103      763 60000.00 SH       Sole                 60000.00
ATMI, Inc.                     COM              00207R101      833 45000.00 SH       Sole                 45000.00
Acres Gaming Inc.              COM              004936100     1058 200000.00SH       Sole                200000.00
Advanced Micro Devices, Inc.   COM              007903107      388 60000.00 SH       Sole                 60000.00
Alliance Gaming Corp New       COM              01859p609      852 50000.00 SH       Sole                 50000.00
Arch Coal, Inc.                COM              039380100     1619 75000.00 SH       Sole                 75000.00
ArvinMeritor, Inc.             COM              043353101      500 30000.00 SH       Sole                 30000.00
Axsys Technologies, Inc.       COM              054615109     1170 150000.00SH       Sole                150000.00
Aztar Corporation              COM              054802103      928 65000.00 SH       Sole                 65000.00
Bankatlantic Bankcorp A        COM              065908501      236 25000.00 SH       Sole                 25000.00
Bentley Pharmaceuticals, Inc.  COM              082657107      322 40000.00 SH       Sole                 40000.00
Berkshire Hathaway B           COM              084670207      969   400.00 SH       Sole                   400.00
Bitstream Inc.                 COM              091736108      622 370500.00SH       Sole                370500.00
Boyd Gaming Corporation        COM              103304101      703 50000.00 SH       Sole                 50000.00
CarMax, Inc.                   COM              143130102      358 20000.00 SH       Sole                 20000.00
Celadon Group Inc.             COM              150838100      824 70000.00 SH       Sole                 70000.00
Chiquita Brands International, COM              170032809      663 50000.00 SH       Sole                 50000.00
Commercial Capital Bancorp, In COM              20162L105      399 45000.00 SH       Sole                 45000.00
Comstock Resources, Inc.       COM              205768203      929 100000.00SH       Sole                100000.00
Conceptus Inc.                 COM              206016107      958 80000.00 SH       Sole                 80000.00
Cott Corp.                     COM              22163N106      267 15000.00 SH       Sole                 15000.00
D & K Healthcare Resources, In COM              232861104      891 87000.00 SH       Sole                 87000.00
Dominion Homes, Inc.           COM              257386102      884 62000.00 SH       Sole                 62000.00
Dominion Resources, Inc.       COM              25746U109      247  4500.00 SH       Sole                  4500.00
Doral Financial Corp.          COM              25811p100      858 30000.00 SH       Sole                 30000.00
EXCO Resources,Inc.5% Converti COM              269279303      894 50000.00 SH       Sole                 50000.00
El Paso Corp.                  COM              28336L109      104 15000.00 SH       Sole                 15000.00
F5 Networks, Inc.              COM              315616102      644 60000.00 SH       Sole                 60000.00
Fairchild Semiconductor Intern COM              303726103      750 70000.00 SH       Sole                 70000.00
Fred's, Inc.                   COM              356108100      386 15000.00 SH       Sole                 15000.00
Gart Sports Company            COM              366630101      968 50000.00 SH       Sole                 50000.00
Gold Fields Limited            COM              38059T106      838 60000.00 SH       Sole                 60000.00
Grant Prideco, Inc.            COM              38821G101      873 75000.00 SH       Sole                 75000.00
Greenpoint Financial Corp.     COM              395384100      452 10000.00 SH       Sole                 10000.00
Grey Wolf, Inc.                COM              397888108     2394 600000.00SH       Sole                600000.00
Home Depot, Inc.               COM              437076102      601 25000.00 SH       Sole                 25000.00
Hudson United Bancorp          COM              444165104     1182 38000.00 SH       Sole                 38000.00
IGEN International, Inc.       COM              449536101    13626 318000.00SH       Sole                318000.00
ILOG S.A.                      COM              452360100      612 90000.00 SH       Sole                 90000.00
Insight Enterprises, Inc.      COM              45765U103      499 60000.00 SH       Sole                 60000.00
Intersil Corp.                 COM              46069S109      488 35000.00 SH       Sole                 35000.00
Jos. A. Bank Clothiers, Inc.   COM              480838101     1812 85000.00 SH       Sole                 85000.00
Kensey Nash Corp.              COM              490057106     1096 60000.00 SH       Sole                 60000.00
Kinross Gold Corp.             COM              496902107      490 200000.00SH       Sole                200000.00
Level 8 Systems, Inc.          COM              52729M102      114 300000.00SH       Sole                300000.00
Massey Energy Co.              COM              576206106      972 100000.00SH       Sole                100000.00
Medical Action Industry, Inc.  COM              58449L100      651 60000.00 SH       Sole                 60000.00
NMS Communications             COM              629248105      384 200000.00SH       Sole                200000.00
Newfield Exploration Co.       COM              651290108     1154 32000.00 SH       Sole                 32000.00
ON Technology Corp.            COM              68219P108     1348 350000.00SH       Sole                350000.00
Optical Communication Products COM              68382T101      378 350000.00SH       Sole                350000.00
Packeteer, Inc.                COM              695210104     1269 185000.00SH       Sole                185000.00
Patterson-UTI Energy Inc.      COM              703481101     1509 50000.00 SH       Sole                 50000.00
Pediatric Services of America  COM              705323103      209 30000.00 SH       Sole                 30000.00
Penn-America Group             COM              707247102     1231 136000.00SH       Sole                136000.00
Pharmanetics Inc.              COM              71713J107     1112 160000.00SH       Sole                160000.00
Pioneer Natural Resources Co.  COM              723787107     1010 40000.00 SH       Sole                 40000.00
Planar Systems, Inc.           COM              726900103      619 30000.00 SH       Sole                 30000.00
Prima Energy Corp.             COM              741901201     1118 50000.00 SH       Sole                 50000.00
QuadraMed Corp.                COM              74730W101      721 275000.00SH       Sole                275000.00
Quaker Fabric Corp.            COM              747399103      695 100000.00SH       Sole                100000.00
Rite Aid Corp.                 COM              767754104      980 400000.00SH       Sole                400000.00
Rowan Companies Inc.           COM              779382100      681 30000.00 SH       Sole                 30000.00
SFBC International, Inc.       COM              784121105     1038 80000.00 SH       Sole                 80000.00
SafeNet Inc.                   COM              78645R107     1268 50000.00 SH       Sole                 50000.00
Science Dynamics Corp.         COM              808631105        9 301000.00SH       Sole                301000.00
Southern Financial Bancorp, In COM              842870107     1716 57000.00 SH       Sole                 57000.00
TBC Corp.                      COM              872180104      901 75000.00 SH       Sole                 75000.00
Taiwan Semiconductor Manufactu COM              874039100      494 70000.00 SH       Sole                 70000.00
Telecommunication Systems, Inc COM              87929J103      573 285000.00SH       Sole                285000.00
Total Entertainment Restaurant COM              89150E100      882 105000.00SH       Sole                105000.00
U.S. Wireless Data Inc.        COM              912899408      415 500000.00SH       Sole                500000.00
Unifi, Inc.                    COM              904677101      559 106400.00SH       Sole                106400.00
Universal Compression Holdings COM              913431102     2104 110000.00SH       Sole                110000.00
Universal Stainless & Alloy Pr COM              913837100      333 55000.00 SH       Sole                 55000.00
Valero Energy Corp.            COM              91913Y100     1145 31000.00 SH       Sole                 31000.00
W Holding Co., Inc.            COM              929251106     1559 95000.00 SH       Sole                 95000.00
WSFS Financial Corp.           COM              929328102     2225 67500.00 SH
     Sole                 67500.00
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